Concentration of credit risks (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentration of credit risks
	Revenue concentration (% of total net sales)			Receivables concentration (% of total accounts receivable)
	Year to December 31, 2020	Year to December 31, 2019	Year to December 31, 2018	As at December 31, 2020	As at December 31, 2019
IoT operating segment
Multinational electronics contract manufacturing company	18%	12%	8%	14%	19%
International luxury watch company	0%	6%	2%	2%	13%
International packaging solutions, technology and chips	8%	11%	3%	2%	0%
International equipment and software manufacturer	0%	2%	0%	0%	11%